Debt and Credit Agreements - Schedule of Outstanding Long-Term Debt (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Long-term debt, face amount	$ 15,445,000,000
Long-term debt, total	15,445,000,000	$ 13,803,000,000
Add: Net unamortized debt premiums	12,000,000	8,000,000
Add: Realized mark-to-market gain	6,000,000	0
Less: Unamortized deferred debt issuance costs	(53,000,000)	(48,000,000)
Total long-term debt	15,410,000,000	13,763,000,000
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Add: Realized mark-to-market gain	6,000,000
Fixed-to-floating interest-rate swap			$ 400,000,000
Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	0	133,000,000
Long-term debt, market value	0	133,000,000
Proceeds from long-term debt offering	0	0
Long-term debt repaid	131,000,000	3,000,000
Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	15,020,000,000	13,245,000,000
Debt instrument maximum borrowing capacity				$ 4,000,000,000
Debt instrument unused borrowing capacity	875,000,000
Proceeds from long-term debt offering	2,375,000,000	750,000,000
Long-term debt repaid	$ 600,000,000	$ 600,000,000
0.71% Series 48 Notes Due 2023 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	0.71%	0.71%
Long-term debt, face amount	$ 0	$ 600,000,000
2.54% Series 42 Notes Due 2024 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.54%	2.54%
Long-term debt, face amount	$ 700,000,000	$ 700,000,000
1.76% Series 45 Notes Due 2025 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	1.76%	1.76%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
2.97% Series 40 Notes Due 2025 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.97%	2.97%
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
5.54% Series 57 Notes Due 2025 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	5.54%	5.54%
Long-term debt, face amount	$ 400,000,000	$ 0
2.77% Series 35 Notes Due 2026 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.77%	2.77%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
Floating-Rate Series 56 Notes Due 2026 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 425,000,000	$ 0
4.91% Series 52 Notes Due 2028 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.91%	4.91%
Long-term debt, face amount	$ 750,000,000	$ 750,000,000
3.02% Series 43 Notes Due 2029 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.02%	3.02%
Long-term debt, face amount	$ 550,000,000	$ 550,000,000
3.93% Series 53 Notes Due 2029 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.93%	3.93%
Long-term debt, face amount	$ 300,000,000	$ 0
2.16% Series 46 Notes Due 2030 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.16%	2.16%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
7.35% Debentures Due 2030 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	7.35%	7.35%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
1.69% Series 49 Notes Due 2031 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	1.69%	1.69%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
2.23% Series 50 Notes Due 2031 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.23%	2.23%
Long-term debt, face amount	$ 450,000,000	$ 450,000,000
6.93% Series 2 Notes Due 2032 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	6.93%	6.93%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
4.16% Series 54 Notes Due 2033 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.16%	4.16%
Long-term debt, face amount	$ 450,000,000	$ 0
6.35% Series 4 Notes Due 2034 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	6.35%	6.35%
Long-term debt, face amount	$ 385,000,000	$ 385,000,000
5.36% Series 9 Notes Due 2036 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	5.36%	5.36%
Long-term debt, face amount	$ 600,000,000	$ 600,000,000
4.89% Series 12 Notes Due 2037 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.89%	4.89%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
6.03% Series 17 Notes Due 2039 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	6.03%	6.03%
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
5.49% Series 18 Notes Due 2040 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	5.49%	5.49%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
4.39% Series 23 Notes Due 2041 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.39%	4.39%
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
6.59% Series 5 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	6.59%	6.59%
Long-term debt, face amount	$ 315,000,000	$ 315,000,000
4.59% Series 29 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.59%	4.59%
Long-term debt, face amount	$ 435,000,000	$ 435,000,000
4.17% Series 32 Notes Due 2044 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.17%	4.17%
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
5.00% Series 11 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	5.00%	5.00%
Long-term debt, face amount	$ 325,000,000	$ 325,000,000
3.91% Series 36 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.91%	3.91%
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
3.72% Series 38 Notes Due 2047 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.72%	3.72%
Long-term debt, face amount	$ 450,000,000	$ 450,000,000
3.63% Series 41 Notes Due 2049 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.63%	3.63%
Long-term debt, face amount	$ 750,000,000	$ 750,000,000
2.71% Series 47 Notes Due 2050 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.71%	2.71%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
3.64% Series 44 Notes Due 2050 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.64%	3.64%
Long-term debt, face amount	$ 250,000,000	$ 250,000,000
3.10% Series 51 Notes Due 2051 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.10%	3.10%
Long-term debt, face amount	$ 450,000,000	$ 450,000,000
4.00% Series 24 Notes Due 2051 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.00%	4.00%
Long-term debt, face amount	$ 225,000,000	$ 225,000,000
4.46% Series 55 Notes Due 2053 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.46%	4.46%
Long-term debt, face amount	$ 300,000,000	$ 0
4.85% Series 58 Notes Due 2054 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.85%	4.85%
Long-term debt, face amount	$ 500,000,000	$ 0
3.79% Series 26 Notes Due 2062 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.79%	3.79%
Long-term debt, face amount	$ 310,000,000	$ 310,000,000
4.29% Series 30 Notes Due 2064 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.29%	4.29%
Long-term debt, face amount	$ 50,000,000	$ 50,000,000
Universal Base Shelf Prospectus [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	425,000,000	425,000,000
Debt instrument maximum borrowing capacity	2,000,000,000
Proceeds from long-term debt offering	0	0
Long-term debt repaid	$ 0	$ 0
1.41% Series 2020-1 Notes Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	1.41%	1.41%
Long-term debt, face amount	$ 425,000,000	$ 425,000,000
6.6% Senior Secured Bonds Due 2023 [Member] | Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	6.60%	6.60%
Long-term debt, face amount	$ 0	$ 0
Long-term debt, market value	$ 0	$ 97,000,000
4.6% Note Payable Due 2023 [Member] | Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.60%	4.60%
Long-term debt, face amount	$ 0	$ 0
Long-term debt, market value	$ 0	$ 36,000,000
Series 57 Notes Due 2025 [Member] | Medium Term Note Program [Member] | Interest Rate Swap [Member]
Debt Instrument [Line Items]
Fixed-to-floating interest-rate swap			$ 400,000,000